Borrowings (Details) - ARS ($) $ in Millions	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Non-convertible notes, book value	$ 630,430	$ 457,727
Bank loans and others, book value	4,596	9,157
Bank overdrafts , book value	6,713	35,825
Other borrowings , book value	2,535	6,018
Loans with non-controlling interests , book value	2,854	2,602
Total borrowings, book value	647,128	511,329
Non-convertible notes, fair value	633,552	431,879
Bank loans and others, fair value	4,596	9,157
Bank overdrafts , Fair value	6,713	35,825
Other borrowings , fair value	2,535	6,018
Loans with non-controlling interests , fair value	2,854	2,602
Total borrowings, Fair value	650,250	485,481
Total non-current borrowings	509,792	258,414
Total current borrowings	137,336	252,915
Borrowings total amount	$ 647,128	$ 511,329	$ 559,121